Segment Reporting - Schedule of Segment Information (Details) - Operating Segment [Member] - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Segment Information [Line Items]
Revenue	$ 18,268,894	$ 18,227,537	$ 17,252,662
Less:
Cost of revenue	10,050,891	11,033,219	9,105,337
Selling expenses	6,261,580	4,757,279	4,882,958
General and administrative expenses	3,843,548	2,966,659	3,874,868
Income (loss) from operations	(1,887,125)	(529,620)	(610,501)
Other (expense) income
Interest expense, net	(188,327)	(50,928)	35,505
Other (expense) income, net	871,967	687,492	193,425
Interest income from long term debt investments	1,465,180	723,945	534,575
Profit (loss) before income tax expense	261,695	830,889	153,004
Income tax expense	(74,155)	(74,604)	(119,416)
Net income (loss)	187,540	756,285	33,588
Depreciation	889,722	823,869	831,820
Capital expenditures	3,359,170	583,313	2,113,964
China [Member]
Schedule of Segment Information [Line Items]
Revenue	16,358,524	16,142,693	14,314,156
Less:
Cost of revenue	8,805,577	8,961,237	7,196,311
Selling expenses	5,520,173	3,929,035	4,089,650
General and administrative expenses	1,246,282	905,811	1,066,993
Income (loss) from operations	786,492	2,346,610	1,961,202
Other (expense) income
Interest expense, net	(180,893)	(134,517)	(31,395)
Other (expense) income, net	(170,361)	9,445	(93,636)
Interest income from long term debt investments	427,823
Profit (loss) before income tax expense	863,061	2,221,538	1,836,171
Income tax expense	(74,155)	(74,604)	(119,416)
Net income (loss)	788,906	2,146,934	1,716,755
Depreciation	675,020	465,689	455,144
Capital expenditures	3,354,829	578,126	686,885
United States and others [Member]
Schedule of Segment Information [Line Items]
Revenue	1,910,370	2,084,844	2,938,506
Less:
Cost of revenue	1,245,314	2,071,982	1,909,026
Selling expenses	741,407	828,244	793,308
General and administrative expenses	2,597,266	2,060,848	2,807,875
Income (loss) from operations	(2,673,617)	(2,876,230)	(2,571,703)
Other (expense) income
Interest expense, net	(7,434)	83,589	66,900
Other (expense) income, net	1,042,328	678,047	287,061
Interest income from long term debt investments	1,037,357	723,945	534,575
Profit (loss) before income tax expense	(601,366)	(1,390,649)	(1,683,167)
Income tax expense
Net income (loss)	(601,366)	(1,390,649)	(1,683,167)
Depreciation	214,702	358,180	376,676
Capital expenditures	$ 4,341	$ 5,187	$ 1,427,079